Taxation (Details 2) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended				12 Months Ended
	May 06, 2013	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012	Oct. 29, 2014 ADSs USD ($)	Jun. 18, 2013 ADSs USD ($)	Sep. 29, 2014 ADSs USD ($)	May 16, 2013 ADSs USD ($)	Dec. 31, 2014 Hong Kong Jiayuan Hong Kong	Dec. 31, 2013 Hong Kong Jiayuan Hong Kong	Dec. 31, 2012 Hong Kong Jiayuan Hong Kong	Dec. 31, 2014 The PRC CNY	Dec. 31, 2014 The PRC High and new technology enterprise	Dec. 31, 2014 The PRC Qualified software enterprise	Dec. 31, 2014 The PRC Qualified key software enterprises	Dec. 31, 2014 The PRC Shanghai Miyuan	Dec. 31, 2010 The PRC Shanghai Miyuan	Dec. 31, 2014 The PRC Shanghai Miyuan Qualified software enterprise	Dec. 31, 2013 The PRC Shanghai Miyuan Qualified software enterprise	Dec. 31, 2015 The PRC Shanghai Miyuan Qualified software enterprise Future	Dec. 31, 2014 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2013 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2012 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2011 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2010 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2015 The PRC Shanghai HQS High and new technology enterprise Future	Dec. 31, 2014 The PRC Shanghai HQS Qualified software enterprise	Dec. 31, 2013 The PRC Shanghai HQS Qualified software enterprise	Dec. 31, 2014 The PRC Beijing HQS	Dec. 31, 2013 The PRC Beijing HQS	Dec. 31, 2012 The PRC Beijing HQS	Dec. 31, 2014 The PRC Xique	Dec. 31, 2013 The PRC Xique	Dec. 31, 2012 The PRC Xique	Dec. 31, 2014 The PRC Beijing Aizhenxin	Dec. 31, 2013 The PRC Beijing Aizhenxin	Dec. 31, 2012 The PRC Beijing Aizhenxin	Dec. 31, 2014 The PRC Beijing Miyuan Qualified software enterprise	Dec. 31, 2014 The PRC Jiayuan Shanghai Center	Dec. 31, 2013 The PRC Jiayuan Shanghai Center	Dec. 31, 2012 The PRC Jiayuan Shanghai Center	Dec. 31, 2014 Cayman Islands
Income tax
Withholding income tax rate upon payment of dividends by the Company to its shareholders																																											0.00%
Statutory tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%					16.50%	16.50%	16.50%	25.00%				25.00%	25.00%												25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)														15.00%		10.00%			12.50%	12.50%	12.50%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	10.00%	10.00%										12.50%
Exemption period for income tax rate															2 years																								2 years
Reduction in income tax for three years following the exemption period (as a percent)															50.00%																								50.00%
Exemption period for 50% reduction in the tax rate following initial exemption period															3 years																								3 years
Withholding tax rate payable by foreign-invested entities (as a percent)													10.00%
Withholding tax rate payable by foreign-invested entities with parent company incorporated in specified jurisdiction (as a percent)													5.00%
Special cash dividend declared (in dollars per share)								$ 0.67	$ 0.26
Special dividend paid		$ 26,746	165,951	48,246		$ 19,767	$ 7,800
Withholding tax withheld on behalf of the Company's shareholders													0
Annual dividends payable as percentage of annual net income before share-based compensation expenses	60.00%
Deferred tax liabilities for the accumulated earnings expected to be distributed as cash dividends from the Group's PRC entities to the Group's overseas entities			6,517	4,590
Undistributed earnings from the Group's PRC entities			262,568	219,876
Estimated foreign withholding taxes due upon remittance of undistributed earnings			26,257	21,988